Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0001265521
Registrant Name	Polomar Health Services, Inc.
Registration File Number	333-290269
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A